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VANGUARD(R) U.S. SECTOR INDEX FUNDS

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 16, 2005

IMPORTANT CHANGE TO VANGUARD(R) ENERGY INDEX FUND

Portfolio Manager Change

Ryan E. Ludt has assumed the role of Portfolio Manager for Vanguard Energy Index
Fund.  The  Fund's  investment  objective,   strategies,   and  policies  remain
unchanged.

The Plain Talk(R) titled THE FUNDS' PORTFOLIO MANAGERS is replaced with the following:

The managers primarily responsible for the day-to-day management of the Funds are:

MICHAEL H. BUEK, CFA, Principal of Vanguard. He has been with Vanguard since 1987; has managed stock index funds since 1991; and has managed the Materials Index Fund since its inception. Education: B.S., University of Vermont; M.B.A., Villanova University.

DONALD M. BUTLER, CFA, Principal of Vanguard. He has been with Vanguard since 1992; has managed stock index portfolios since 1997; and has managed the Utilities Index Fund since its inception. Education: B.S.B.A., Shippensburg University.

RYAN E. LUDT, Portfolio Manager for Vanguard. He has been with Vanguard since 1997; has managed stock index funds since 2000; has managed the Financial Index, Health Care Index, and Telecommunication Services Index Funds since their inception; and has managed the Energy Index Fund since 2006. Education: B.S., The Pennsylvania State University.

GERARD C. O'REILLY, Principal of Vanguard. He has been with Vanguard since 1992; has managed stock index funds since 1994; and has managed the Consumer
Staples Index Fund since its inception. Education: B.S., Villanova University.

MICHAEL PERRE, Principal of Vanguard. He has been with Vanguard since 1990; has managed stock index funds since 1999; and has managed the Consumer Discretionary Index, Industrials Index, and Information Technology Index Funds since their inception. Education: B.A., Saint Joseph's University; M.B.A., Villanova University.




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